EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2022 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 202 (“Amendment No. 202”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 202 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000260) on February 25, 2022.

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Jill R. Damon
Jill R. Damon Secretary

Date: March 2, 2022